Earnings per Common Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings per Common Share
NOTE 21 - EARNINGS PER COMMON SHARE
The factors used in the earnings per share computation follow.

	2021	2020	2019
Basic
Net income	$40,546	$32,192	$33,878
Preferred stock dividends	—	—	647
Less allocation of earnings and dividends to participating securities	173	98	87

Net income available to common shareholders—basic	$40,373	$32,094	$33,144

Weighted average common shares outstanding	15,408,863	16,129,875	15,652,881
Less average participating securities	65,648	49,012	40,013

Weighted average number of shares outstanding used in the calculation of basic earnings per common share	15,343,215	16,080,863	15,612,868

Basic earnings per share	$2.63	$2.00	$2.12

Diluted
Net income available to common shareholders—basic	$40,373	$32,094	$33,144
Preferred stock dividends on convertible preferred stock	—	—	647

Net income available to common shareholders—diluted	$40,373	$32,094	$33,791

Weighted average common shares outstanding used in the calculation of earnings per common share basic	15,343,215	16,080,863	15,612,868
Add: dilutive effects of convertible preferred shares	—	—	1,198,859

Average shares and dilutive potential common shares outstanding—diluted	15,343,215	16,080,863	16,851,740

Diluted earnings per share	$2.63	$2.00	$2.01

The presentation for earnings per common share for prior periods was revised to present under the two-class method. Earnings per common share for prior periods was not impacted.
Basic earnings per common share are calculated by dividing net income by the weighted-average number of common shares outstanding for the period. Diluted earnings per common share include the dilutive effect, if any, of additional potential common shares issuable under the equity incentive plan, computed using the treasury stock method, and the impact of the Company’s convertible preferred shares using the “if converted” method.